FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2020:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$192	$192
Accounts receivable and other	—	394	394
Financial assets (current and non-current)(1)	27	—	27
Total	$27	$586	$613

Financial liabilities
Accounts payable and other	$—	$505	$505
Non-recourse borrowings (current and non-current)	—	3,477	3,477
Exchangeable and class B shares(2)	—	2,221	2,221
Financial liabilities (current and non-current)(1)	69	962	1,031
Total	$69	$7,165	$7,234

(1)Derivative instruments which are elected for hedge accounting totaling $27 million are included in financial assets and $nil of derivative instruments are included in financial liabilities.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 15, Equity.

The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2019:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$204	$204
Accounts receivable and other	—	390	390
Financial assets (current and non-current)(1)	29	—	29
Total	$29	$594	$623

Financial liabilities
Accounts payable and other	$—	$487	$487
Non-recourse borrowings (current and non-current)	—	3,526	3,526
Financial liabilities (current and non-current)(1)	77	931	1,008
Total	$77	$4,944	$5,021

(1)Derivative instruments which are elected for hedge accounting totaling $29 million are included in financial assets and $nil of derivative instruments are included in financial liabilities.

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2020:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$192	$192
Accounts receivable and other	—	394	394
Financial assets (current and non-current)(1)	27	—	27
Total	$27	$586	$613

Financial liabilities
Accounts payable and other	$—	$505	$505
Non-recourse borrowings (current and non-current)	—	3,477	3,477
Exchangeable and class B shares(2)	—	2,221	2,221
Financial liabilities (current and non-current)(1)	69	962	1,031
Total	$69	$7,165	$7,234

(1)Derivative instruments which are elected for hedge accounting totaling $27 million are included in financial assets and $nil of derivative instruments are included in financial liabilities.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 15, Equity.

The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2019:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$204	$204
Accounts receivable and other	—	390	390
Financial assets (current and non-current)(1)	29	—	29
Total	$29	$594	$623

Financial liabilities
Accounts payable and other	$—	$487	$487
Non-recourse borrowings (current and non-current)	—	3,526	3,526
Financial liabilities (current and non-current)(1)	77	931	1,008
Total	$77	$4,944	$5,021

(1)Derivative instruments which are elected for hedge accounting totaling $29 million are included in financial assets and $nil of derivative instruments are included in financial liabilities.

Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at December 31, 2020 and December 31, 2019:

	Dec. 31, 2020		Dec. 31, 2019
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$192	$192	$204	$204
Accounts receivable and other	394	394	390	390
Financial assets (current and non-current)	27	27	29	29
Total	$613	$613	$623	$623

	Dec. 31, 2020		Dec. 31, 2019
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Accounts payable and other (current and non-current)	$505	$505	$487	$487
Non-recourse borrowings (current and non-current)(1)	3,477	3,723	3,526	3,677
Exchangeable and class B shares(2)	2,221	2,221	—	—
Financial liabilities (current and non-current)	1,031	1,031	1,008	1,008
Total	$7,234	$7,480	$5,021	$5,172

(1)Non-recourse borrowings are classified under level 2 of the fair value hierarchy. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. For the purpose of the disclosure above, the class C shares have a fair value of $69 million as at December 31, 2020.
The following table summarizes the valuation techniques and significant inputs for our company’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2020	Dec. 31, 2019
Interest rate swaps & other	Level 2(1)
Financial assets		$27	$29
Financial liabilities		69	77

(1)Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

Carrying and fair values of financial liabilities
The following table provides the carrying values and fair values of financial instruments as at December 31, 2020 and December 31, 2019:

	Dec. 31, 2020		Dec. 31, 2019
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$192	$192	$204	$204
Accounts receivable and other	394	394	390	390
Financial assets (current and non-current)	27	27	29	29
Total	$613	$613	$623	$623

	Dec. 31, 2020		Dec. 31, 2019
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Accounts payable and other (current and non-current)	$505	$505	$487	$487
Non-recourse borrowings (current and non-current)(1)	3,477	3,723	3,526	3,677
Exchangeable and class B shares(2)	2,221	2,221	—	—
Financial liabilities (current and non-current)	1,031	1,031	1,008	1,008
Total	$7,234	$7,480	$5,021	$5,172

(1)Non-recourse borrowings are classified under level 2 of the fair value hierarchy. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
(2)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii), Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. For the purpose of the disclosure above, the class C shares have a fair value of $69 million as at December 31, 2020.
The following table summarizes the valuation techniques and significant inputs for our company’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2020	Dec. 31, 2019
Interest rate swaps & other	Level 2(1)
Financial assets		$27	$29
Financial liabilities		69	77

(1)Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.